GENERAL (Schedule of carrying amounts of assets and liabilities of discontinued operations) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Total current assets of discontinued operations	$ 0		$ 39,080
LONG-TERM ASSETS:
Total long-term assets of discontinued operations	0		10,472
CURRENT LIABILITIES:
Total current liabilities of discontinued operations	0		21,124
LONG-TERM LIABILITIES:
Total long-term liabilities of discontinued operations	0		3,424
Integrated Solutions Division [Member] | Discontinued Operations [Member]
CURRENT ASSETS:
Cash and cash equivalents		$ 2,008	2,562
Restricted cash and deposits		371	252
Trade receivables, net			13,640
Unbilled accounts receivable		11,323	11,744
Other accounts receivable and prepaid expenses		3,140	4,191
Inventories		7,120	6,691
Total current assets of discontinued operations			39,080
LONG-TERM ASSETS:
Long-term deposits and long-term other accounts receivables			114
Severance pay fund			1,864
Deferred tax assets		2,083	2,118
Operating lease right-of-use assets			1,986
Property and equipment, net		3,926	4,055
Intangible assets, net			56
Goodwill			279
Total long-term assets of discontinued operations			10,472
CURRENT LIABILITIES:
Trade payables	$ 0	4,156	6,187
Customer advances		$ 3,420	4,043
Deferred revenues			124
Other accounts payable and accrued expenses			10,176
Short-term operating lease liabilities			594
Total current liabilities of discontinued operations			21,124
LONG-TERM LIABILITIES:
Deferred revenues			50
Accrued severance pay			2,045
Long-term operating lease liabilities			1,319
Other long-term liabilities			10
Total long-term liabilities of discontinued operations			3,424
Total net assets (liabilities) of discontinued operation			$ 25,004